Investments (Tables)	9 Months Ended
Sep. 30, 2021
Investments [Abstract]
Schedule of investments in fixed maturity securities
Investment type	Amortized Cost	Unrealized (Losses) Gains	Fair Value
Corporate bonds(1)	$31,577	$(8)	$31,569
Commercial paper	5,299	1	5,300
Total	$36,876	$(7)	$36,869

(1)     Classified as available-for-sale with original maturities of ninety-one to 365 days on the Balance Sheets as of September 30, 2021.